Financial Risk Management Objectives and Policies - Schedule of Foreign Currency Risk (Details) - Foreign Currency Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RMB [Member]
Schedule of Foreign Currency Risk [Line Items]
Cash and cash equivalents	$ 47,198	$ 23,223
Interest-bearing bank and other borrowings	(12,520)	(12,707)
Trade payables	(5,474)	(6,891)
CHF [Member]
Schedule of Foreign Currency Risk [Line Items]
Cash and cash equivalents	105	119
Interest-bearing bank and other borrowings
Trade payables